UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY               12207-1002

(Address of principal executive offices)

 (Zip code)

David DeLuca

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3516

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Value Fund

ANNUAL REPORT

December 31, 2005

Paradigm Value Fund

Annual Report

December 31, 2005

We enjoyed a very successful year in 2005. We handily beat our benchmark the Russell 2000 Value Index and registered one of the best performances for "small cap value" funds. The Russell 2000 Value Index was up a modest 4.71%, trailing the broad market and the average of the last decade. Stock selection, our chosen tool, seems to have worked well.

In 2005, the fund generated double-digit returns in nine out of the twelve Russell 2000 Value sectors and outperformed the Russell in nine of those sectors. Other/Multi-Sector was the top contributor to excess return, other sectors contributing to excess return included Other Energy, Producer Durables and Materials & Processing. No one sector was a material detractor from return, though Financial Services was challenging.

Our largest holding, Foster Wheeler, was the largest individual contributor. This engineering and construction company, on the brink of failure just a few years ago, completed a financial restructuring and worked through problem contracts. The firm is now positioned for strong demand for its services in refineries, petrochemical facilities and liquidified natural gas. Other top performers for the year were Frontier Oil, Intergraph Corp. and Blair Corp.

But that's all in the past. The New Year is looking challenging. While the economy is continuing to expand, valuations are high and rising interest rates are threatening to reduce equity valuations.

That sounds a lot like what we said last year and in fact we were right. Returns in the domestic equity markets were generally lackluster and we do not expect the New Year to be much different.

Your team at Paradigm Funds Advisor does not change its methods or goals due to market outlooks. We endeavor to use our skills in stock selection to add value over the long term. We are having to work harder to find great values and we are being more cautious in evaluating the financial strength and earnings power of the stocks which we select.

We continue to focus our analysis on the strength of the company's business franchise, the ability of the management team, the near-term prospects for improving returns and relative valuation. We believe that this simple strategy will reward our investors over the long term.

Thank you for your continued confidence.

Sincerely,

John B. Walthausen, CFA

2005 Annual Report 1

Paradigm Value Fund

PERFORMANCE INFORMATION

(Unaudited)

Average Annual Rate of Return (%) for The Periods Ended December 31, 2005

(Fund Inception January 1, 2003)

December 31, 2005 NAV $42.90

    Since

     1 Year(A)                     Inception(A)

Paradigm Value Fund

     19.61%

   36.43%

S&P 600 Index(B)

       7.70%

   22.39%

Russell 2000 Value Index(C)

       4.71%

   23.34%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(C)The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2005 Annual Report 2

Paradigm Value Fund

PARADIGM VALUE FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Funds Advisor LLC, the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s web site at www.paradigm-funds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

2005 Annual Report 3

Availability of Quarterly Schedule of Investments

(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

(Unaudited)

Shareholders of this Fund incur ongoing costs, including, management fees, interest expense and dividend expense on securities sold short. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. IRA accounts will be charged a $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 30, 2005 and held through December 31, 2005.

The first line of the table below provides information about the Fund’s actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to do so, shareholders can compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

              Expenses Paid

                                             Beginning                   Ending

                        During the Period*

                                         Account Value           Account Value              June 30, 2005 to

                                         June 30, 2005         December 31, 2005        December 31, 2005

Actual                                   $1,000.00                   $1,114.92                          $11.14

Hypothetical                          $1,000.00                   $1,014.67                          $10.61

(5% annual return

before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.09% for the period of

   June 30, 2005 to December 31, 2005, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2005 Annual Report 4

Paradigm Value Fund

		Schedule of Investments
		December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
19,500	Lesco, Inc. *	$ 297,570	1.24%

Air Transportation, Scheduled
33,500	Frontier Airlines *	309,540	1.29%

Air-Cond & Warm Air Heating Equipment
1,900	Mestek, Inc. *	24,890	0.10%

Aircraft Engines & Engine Parts
8,200	Heico Corp.	212,216
1,000	Heico Corp. New CL A	20,520
		232,736	0.97%

Asphalt Paving & Roofing Materials
9,000	Elk Corp.	302,940	1.26%

Ball & Roller Bearings
1,000	NN, Inc.	10,600	0.04%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
23,500	Corn Products International Inc.	561,415	2.34%

Coating, Engraving & Allied Services
10,000	Material Sciences Corp. *	141,000	0.59%

Commercial Printing
21,900	Cadmus Communications Corp.	440,847	1.84%

Communications Services
132,500	Raindance Communications *	270,300	1.13%

Computer, Communication Equipment
8,200	Black Box Corp.	388,516	1.62%

Construction - Special Trade Contractors
13,800	Layne Christensen Co. *	350,934	1.46%

Crude Petroleum & Natural Gas
13,000	Denbury Resources Inc. *	296,140
6,100	Whiting Petroleum Corp. *	244,000
		540,140	2.25%

Deep Sea Foreign Transportation
7,600	Seacor Smit, Inc. *	517,560	2.16%

Electric Services
11,000	Cleco Corporation	229,350
115,000	Aquila Inc. *	414,000
		643,350	2.68%

Electrical Industrial Apparatuses
5,000	Woodward Governor Company	430,050	1.79%

Electromedical & Electrotherapeutic Apparatus
45,500	Criticare Systems, Inc. *	225,680	0.94%

Electronic Components & Accessories
31,000	AVX Corp.	448,880	1.87%

Electronic Components, NEC
4,000	Spectrum Control *	24,840	0.10%

Fire, Marine & Casualty Insurance
34,000	21st Century Insurance Group	550,120	2.29%

Food and Kindred Products
18,500	Flowers Foods, Inc.	509,860	2.12%

Glass Products
21,600	Apogee Enterprise, Inc.	350,352	1.46%

Greeting Cards
17,335	CSS Industries, Inc.	532,705	2.22%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 5

Paradigm Value Fund

	Schedule of Investments (continued)
		December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Heating Equipment, Except Electric & Warm Air
18,288	Omega Flex, Inc.	318,028	1.33%

Heavy Construction Other Than Bldg Const - Contractors
42,000	Foster Wheeler Ltd. *	1,544,760	6.43%

Industrial Instruments For Measurement
13,500	K-Tron International, Inc. *	500,850	2.09%

Industrial Trucks, Tractors, Truck Parts
3,500	Cascade Corp.	164,185	0.68%

Insurance Agents & Brokers
55,700	BioScrip, Inc. *	419,978	1.75%

Insurance Carriers
9,500	Pre-Paid Legal Services, Inc.	362,995	1.51%

Life Insurance
17,500	IPC Holdings Ltd.	479,150
2,400	National Western Life Insurance Co. *	496,584
		975,734	4.07%

Magnetic & Optical Recording Machines
6,000	Imation Corp.	276,420	1.15%

Measuring & Controlling Devices & Equipment
16,000	Measurement Specialties Inc. *	389,600	1.62%

Metal Doors, Sash, Frames, Moldings
15,900	Drew Industries, Inc. *	448,221	1.87%

Misc. Industrial & Commercial Machinery
6,100	Curtiss-Wright Corp.	333,060	1.39%

Misc. Electrical Machinery, Equipment & Supplies
15,400	United Industrial Corp. +	637,098	2.65%

Mobile Homes
5,000	Cavco Industries, Inc. *	191,400	0.80%

Nonferrous Foundries
21,400	Superior Essex Inc. *	431,424	1.80%

Office Furniture
5,000	Mity Enterprises, Inc. *	89,100	0.37%

Oil & Gas Field Exploration Services
89,100	Seitel Inc. *	186,219	0.78%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
14,500	Synovis Life Technologies Inc. *	145,435	0.61%

Petroleum Refining
16,500	Frontier Oil Corp.	619,245
7,000	Suncor Energy, Inc.	441,910
		1,061,155	4.42%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
4,700	Rogers Corp. *	184,146	0.77%

Public Building & Related Furniture
17,859	Virco Manufacturing Corp. *	98,225	0.41%

Railroads, Line-Haul Operating
18,000	Kansas City Southern * +	439,740	1.83%

Real Estate Dealers (For Their Own Account)
1,400	Texas Pacific Land Trust	208,600	0.87%

Retail - Catalog & Mail-Order Houses
14,656	Blair Corp. +	570,705	2.38%

+ Securities partially pledged as collateral on securities

sold short.

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 6

Paradigm Value Fund

	Schedule of Investments (continued)
	December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Retail - Grocery Stores
855	Arden Group Inc.	77,796	0.32%

Services - Automotive Repair & Service
27,500	Monro Muffler Brake, Inc.	833,800	3.47%

Services - Business Services, NEC
27,600	CBIZ Inc. *	166,152	0.69%

Services - Computer Integrated Systems Design
11,000	Intergraph Corp. *	547,910	2.28%

Services - Computer Programming
5,500	CCC Information Services Group Inc. *	144,210	0.60%

Services - Educational Services
32,200	Nobel Learning Communities, Inc. *	303,968	1.27%

Services - Engineering Services
1,000	Washington Group International Inc. *	52,970	0.22%

Services - Equipment Rental & Leasing
39,000	Interpool, Inc.	736,320	3.07%

Special Industry Machinery, NEC
27,200	Gerber Scientific Inc. *	260,304	1.08%

Telephone Communications
4,500	Atlantic Tele-Network Inc.	188,550
15,000	Leap Wireless International Inc. *	568,200
		756,750	3.15%

Water, Sewer & Pipeline
6,500	Preformed Line Products Co.	278,135	1.16%

Wholesale - Computers & Peripheral Equipment Software
65,400	Navarre Corp. *	361,662	1.51%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
10,500	Owens & Minor Inc.	289,065	1.20%

Wood Household Furniture
12,000	Ethan Allen Interiors	438,360	1.84%

Total for Common Stock (Cost $17,623,811)		$ 23,329,305	97.20%

Warrants
30,000	Foster Wheeler Ltd. Class B (expires 9-27-2007) *	60,600
	Total for Warrants (Cost $0)	60,600	0.25%

Cash Equivalents
678,066	SEI Daily Income Treasury Government CL B 3.47% **	678,066	2.83%
	(Cost $678,066)

Total Investment Securities		24,067,971	100.28%
	(Cost $18,301,877)

Liabilities In Excess of Other Assets		(66,081)	-0.28%

Net Assets		$ 24,001,890	100.00%

Securities Sold Short
Common Stock
1,500	William Lyon Homes *	$ 151,350	0.63%

	Total Securities Sold Short (Proceeds - $ 187,974)	$ 151,350

*Non-Income Producing Securities.

**Variable Rate Security; The Yield Rate shown

represents the rate at December 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 7

Paradigm Value Fund

Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment Securities at Market Value	$ 24,067,971
(Cost - $18,301,877)
Cash	1,791
Deposit with Brokers for Securities Sold Short	88,512
Dividend Receivable	32,817
Interest Receivable	2,968
Receivable for Fund Shares Sold	360
Total Assets	24,194,419
Liabilities:
Securities Sold Short, at Market Value (Proceeds - $ 187,974)	151,350
Payable to Advisor	41,179
Total Liabilities	192,529
Net Assets	$ 24,001,890
Net Assets Consist of:
Paid In Capital	$ 18,254,727
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(55,555)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	5,802,718
Net Assets, for 559,488 Shares Outstanding	$ 24,001,890
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($24,001,890/559,488 shares)	$ 42.90

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$ 176,877
Interest	42,173
Total Investment Income	219,050
Expenses:
Investment Advisor Fees	404,930
Dividend Expense on Securities Sold Short	5,600
Interest Expense	7,045
Total Expenses	417,575

Net Investment Loss	(198,525)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,280,788
Net Realized Loss on Short Positions	(72,703)
Net Change in Unrealized Appreciation on Investments	2,608,343
Net Change in Unrealized Appreciation on Short Positions	40,855
Net Realized and Unrealized Gain on Investments	3,857,283

Net Increase in Net Assets from Operations	$ 3,658,758

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 8

Paradigm Value Fund

Statements of Changes in Net Assets

	1/1/2005	1/1/2004
	to	to
	12/31/2005	12/31/2004
From Operations:
Net Investment Loss	$ (198,525)	$ (112,392)
Net Realized Gain on Investments	1,208,085	293,209
Change in Net Unrealized Appreciation	2,649,198	2,353,721
Increase in Net Assets from Operations	3,658,758	2,534,538
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(1,056,140)	(189,792)
Total Distributions to Shareholders	(1,056,140)	(189,792)
From Capital Share Transactions:
Proceeds From Sale of Shares	9,866,980	8,240,657
Shares Issued on Reinvestment of Dividends	1,025,297	189,792
Cost of Shares Redeemed	(4,021,340)	(459,773)
Net Increase from Shareholder Activity	6,870,937	7,970,676

Net Increase in Net Assets	9,473,555	10,315,422

Net Assets at Beginning of Period	14,528,335	4,212,913
Net Assets at End of Period	$24,001,890	$14,528,335
Share Transactions:
Issued	245,658	250,688
Reinvested	23,823	5,094
Redeemed	(97,330)	(14,558)
Net Increase in Shares	172,151	241,224
Shares Outstanding Beginning of Period	387,337	146,113
Shares Outstanding End of Period	559,488	387,337

Financial Highlights

Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003 *
	to	to	to
	12/31/2005	12/31/2004	12/31/2003

Net Asset Value - Beginning of Period	$ 37.51	$ 28.83	$ 20.00
Net Investment Loss **	(0.40)	(0.44)	(0.33)
Net Gains on Securities (realized and unrealized)	7.75	9.69	12.52
Total from Investment Operations	7.35	9.25	12.19

Distributions (From Net Investment Income)	0.00	0.00	0.00
Distributions (From Capital Gains)	(1.96)	(0.57)	(3.36)
Total Distributions	(1.96)	(0.57)	(3.36)

Net Asset Value - End of Period	$ 42.90	$ 37.51	$ 28.83
Total Return ***	19.61%	32.09%	60.89%

Ratios/Supplemental Data
Net Assets - End of Period	$24,001,890	$14,528,335	$ 4,212,913

Ratio of Expenses to Average Net Assets,
Excluding Dividends on Securities Sold Short
and Interest Expense	2.00%	1.99%	2.00%
Ratio of Dividend Expense on Securities Sold Short
and Interest Expense	0.06%	0.04%	0.00%
Ratio of Expenses to Average Net Assets	2.06%	2.03%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-0.98%	-1.34%	-1.28%

Portfolio Turnover Rate	67.39%	91.66%	138.81%

* Commencement of operations.

**Per share amount calculated using the average shares

method.

***Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS

PARADIGM VALUE FUND

December 31, 2005

1.) ORGANIZATION

Paradigm Value Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on September 13, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operation on January 1, 2003. At present, the Fund is one of three series authorized by the the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The advisor to the Fund is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2005 Annual Report 10

Notes to the Financial Statements – continued

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year and period ended December 31, 2005, net investment loss of $198,525 was reclassed to accumulated undistributed net realized short-term gains.

3.) INVESTMENT ADVISORY AGREEMENT

At the beginning of the fiscal year, the Fund had an investment advisory agreement with Paradigm Capital Management, Inc. (the “Company”). On December 16, 2005 Paradigm Funds Advisor LLC (“LLC”) assumed the obligations of the Company under the Management Agreement. The Company and the LLC are controlled by the same shareholders. Both the Company and the LLC are referred to as the “Advisor”. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund. As a result of the above calculation, for the year ended December 31, 2005, the Advisor earned management fees totaling $404,930, of which $41,179 is still due to the Advisor at December 31, 2005. The Advisor pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses and extraordinary expenses as defined under generally accepted accounting principles.

Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Fund.

The Trustees who are not interested persons of the Fund were paid $2,000 for each meeting attended for the year ended December 31, 2005 for the Trust, which includes three separate series. Under the Management Agreement, the Advisor pays these fees.

4.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On December 9, 2005 the Board of Trustees for the Paradigm Value Fund met to consider the renewal of the Management Agreement (the "Agreement"). In renewing the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment advisor; (ii) the nature, extent and quality of the services provided by the investment advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the Trustees reviewed information regarding the performance of the Fund compared to a group of funds of similar size, style and objective where fees and expenses had not been completely waived by the advisor to the fund (the "Peer Group"), as well as a larger group of funds categorized by Morningstar as small cap funds. The Trustees also reviewed comparative performance information for major indexes and other accounts managed by the Advisor. The Trustees concluded that the Fund's performance was excellent and leading nearly all of its peers.

As for the nature, extent and quality of the services provided by the Advisor the Trustees analyzed the Advisor's experience and the capabilities. The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV, and the 17j-1 certifications. They summarized the information provided to the Board regarding matters such as the Advisor's financial condition and investment personnel of the Advisor. They also discussed the portfolio manager's background and investment management experience. Furthermore, they reviewed the Advisor's financial information and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with their expectations, and that the quality of services, particularly those provided by the portfolio manager, was exceptional. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Fund.

2005 Annual Report 11

Notes to the Financial Statements – continued

As to the costs of the services to be provided, the Board reviewed the fees under the Agreement compared to the Peer Group and noted that the expense ratio, although at the higher end of its peer group, was within the range of its peers. The Trustees also reviewed information regarding fees charged to other clients of the Advisor. They concluded that the advisory fee was reasonable, and that the shareholders were receiving value for the fees being paid. The Board also reviewed a profit and loss analysis prepared by the Advisor that detailed the expenses paid by the Advisor on behalf of the Fund, and the total revenue derived by the Advisor from the Fund.

As to the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders the Trustees concluded that the Advisor was not overly profitable, and that an in depth discussion regarding economies of scale would be premature based on the current size of the Fund.

Upon review of all the factors discussed above, the Trustees concluded that the Management Agreement was fair and reasonable; that the Advisor's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor; and that renewal of the Management Agreement would be in the best interests of the Fund.

5.) INVESTMENTS

For the fiscal year ended December 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $20,045,254 and $12,689,552 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, at December 31, 2005 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments were as follows:

Cost of Investments

$18,461,484

Proceeds from Short Positions

       187,974

Gross Unrealized Appreciation

    5,930,247

Gross Unrealized Depreciation

     (198,624)

Net Unrealized Appreciation on Investments

  $5,731,623

The difference between cost amounts for financial statements and federal income tax purposes consists of wash sales in the amount of $71,095.

6.) CAPITAL SHARES

At December 31, 2005 an indefinite number of shares of beneficial interest were authorized. 559,488 shares were issued and outstanding and paid in capital was $18,254,727.

7.) DISTRIBUTIONS TO SHAREHOLDERS

There was a year end long-term capital gain of $1.7954 per share and a short-term capital gain of $0.1105 paid on December 29, 2005. There was also a spillover dividend from 2004 paid on September 12, 2005 of long-term capital gain of $0.005 per share and a short-term capital gain of $0.0536 per share.

The tax character of distributions paid during fiscal years 2004 and 2005 was as follows:

Distributions paid from

2005

2004

Net Investment Income                                          $          -0-       $            -0-

Short-Term Capital Gain

                                 90,235               27,490

Long-Term Capital Gain

                   965,905               62,302

   $1,056,140        $   189,792

As of December 31, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary

income/(accumulated losses)

$ 15,507

Undistributed long-term capital

gain/(accumulated losses)

                     33

Unrealized appreciation/(depreciation)

          5,731,623

       $ 5,747,163

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

2005 Annual Report 12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

(440) 835-8500

(440) 835-1093 fax

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Paradigm Value Fund

We have audited the accompanying statement of assets and liabilities of the Paradigm Value Fund (one of the funds constituting the Paradigm Funds) (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statements of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to the year ended December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Paradigm Value Fund of the Paradigm Funds as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 28, 2006

2005 Annual Report 13

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by a “2”.

Interested Trustees and Officers

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Candace King Weir[2], (1944)	President and Trustee	Indefinite Term, Since 2002	Investment Manager of PCM Ventures International, LLC (November 2001-current) and PCM Ventures II, LLC (June 2003-current); Investment Manager and principal of PCM Ventures LLC (January 1997-current); Director and President of Paradigm Capital Management, Inc. (1993-current); Director and President of C.L. King & Associates, a registered broker dealer (1972-current); CEO, Portfolio Manager and Member of PCM Advisors LLC (December 2004-current). CEO and Member of Paradigm Funds Advisor LLC (July 2005-current).	3	None
David J. DeLuca, (1952)	Secretary and Chief Compliance Officer	Indefinite Term, Since 2004

Director, Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (March 2004 - current);Chief Financial Officer of PCM Advisors, LLC (December 2004-current); Chief Financial Officer of Paradigm Funds Advisor LLC (July 2005-current);  Senior Vice President and Chief Financial Officer of Troy Financial Corporation (December 2000 – January 2004).  Vice President and Chief Financial Officer of Catskill Financial Corporation (August 1996 – November 2000).

				NA	NA
Robert A. Benton, (1954)	Treasurer and Chief Financial Officer	Indefinite Term, Since 2002

Senior Vice President and Chief Financial Officer of C.L. King & Associates, a registered broker dealer (February 2001 - current); Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (February 2001 - March 2004).

				NA	NA

Independent Trustees

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Carl A. Florio, CPA[3], (1948)	Independent Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005-current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996-2005).	3	Director, Amer. Bio Medica; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub[4], (1931)	Independent Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	3	Director, Racemark Int’l; Director, TaylorMade Inc.; Director, DOT Foods, Inc.
Anthony J. Mashuta, (1956)	Independent Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	3	Director, Proctor’s Theatre

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained Paradigm Capital Management, Inc. to manage a portion of the foundation's assets.  Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

4 Lewis Golub is a limited partner in PCM Partners, LP II.  As of December 31, 2005 he owned 0.62% of the PCM Partners, LP II partnership, the value of which was $2.1 million.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Fund’s Trustees and may be obtained without charge  by calling 1-800-239-0732.

Board of Trustees

Carl A. Florio

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Advisor

Paradigm Funds Advisor LLC

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1524

This report is provided for the general information of the shareholders of the Paradigm Opportunity Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 1.  Reports to Stockholders.

Paradigm Select Fund

ANNUAL REPORT

December 31, 2005

PARADIGM SELECT FUND

ANNUAL REPORT

DECEMBER 31, 2005

We enjoyed a very successful year in 2005.  We handily beat our benchmark, the Russell 2000 Index. We did this while sticking closely to our plan of concentrating on well run conservatively managed small to mid-cap companies. We screen rigorously for companies which have characteristics of good returns on capital, meaningful stock holdings by management, a lack of enthusiasm by the professional investors, strong balance sheets and evidence of improving financial performance.

In 2005, the fund generated double-digit returns in seven out of the twelve Russell 2000 sectors and outperformed that index in eight of those sectors.  Other Energy and Technology were the top contributors to excess return; other sectors contributing to excess return included Producer Durables, and Utilities. Only the Consumer Discretionary sector adversely impacted returns. Top performers for the year were Intergraph Corporation, Tesoro Corporation, MEMC Electronic Materials, Inc. and Humana Inc.

But that's all in the past. The New Year is looking challenging. Although the economy is continuing to expand, equity returns will not necessarily follow. High prices for energy and raw materials could be a harbinger of coming inflation. While the economists seem confident that inflation is in check, we are hearing many more companies speak of successfully increasing prices this year than we did a year ago. The flattening yield curve suggests to this analyst that the easy credit-fed inflation in equity valuations is at risk.

Your team at Paradigm Funds Advisor does not change its methods or goals due to market outlooks. We endeavor to use our skills in stock selection to add value over the long term. We are working harder to find good values and we are being more cautious in evaluating the financial strength and earnings power of the stocks which we select.

We continue to focus our analysis on the strength of the company's business franchise, the ability of the management team, the near-term prospects for improving returns and relative valuation. We believe that this simple strategy will reward our investors over the long term.

Thank you for your continued confidence.

Sincerely,

John B. Walthausen, CFA

2005 Annual Report 1

Paradigm Select Fund

PERFORMANCE INFORMATION

(Unaudited)

Total Return (%) for The Period Ended December 31, 2005

(Fund Inception January 1, 2005)

December 31, 2005 NAV $22.33

Total Return(A)

Paradigm Select Fund

     12.06%

Russell 2000 Index(B)

       4.55%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 2000® Index (the “Index”) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2005 Annual Report  2

Paradigm Select Fund

PARADIGM SELECT FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Funds Advisor, LLC the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Annual Report 3

Availability of Quarterly Schedule of Investments

(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged a $8.00 annual maintenance fee.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on June 30, 2005 and held through December 31, 2005.

The first line of the table below provides information about the Fund’s actual account values and actual expenses.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  In order to do so, shareholders can compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

              Expenses Paid

                                             Beginning                   Ending

                        During the Period*

                                         Account Value           Account Value              June 30, 2005 to

                                         June 30, 2005         December 31, 2005        December 31, 2005

Actual                                   $1,000.00                   $1,060.17                        $7.79

Hypothetical                         $1,000.00                   $1,017.64                          $7.63

(5% annual return

before expenses)

*     Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period of

June 30, 2005 to December 31, 2005, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2005 Annual Report 4

Paradigm Select Fund

		Schedule of Investments
		December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Production-Crops
1,400	Chiquita Brands International, Inc.	$ 28,014	1.11%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
900	John H. Harland Company	33,840	1.34%

Books: Publishing or Publishing & Printing
1,100	Scholastic Corp. *	31,361	1.24%

Canned, Frozen & Preserved Fruits
800	Lancaster Colony Corp.	29,640	1.18%

Cement, Hydraulic
400	Eagle Materials Inc.	48,944	1.94%

Communications Equipment, NEC
1,500	Checkpoint Systems Inc. *	36,975	1.47%

Computer Storage Devices
3,600	Overland Storage, Inc. *	28,872	1.15%

Crude Petroleum & Natural Gas
1,700	Denbury Resources, Inc. *	38,726
600	Swift Energy Co. *	27,042
		65,768	2.61%

Drilling Oil & Gas Wells
2,300	Parker Drilling Co. *	24,909	0.99%

Electric & Other Services Combined
2,500	CMS Energy Corp. *	36,275
1,600	Pepco Holdings, Inc.	35,792
		72,067	2.86%

Electric Services
1,700	Duquesne Light Holdings, Inc.	27,744	1.10%

Electrical Industrial Apparatus
500	Woodward Governor Co.	43,005	1.71%

Electronic Components & Accessories
2,600	AVX Corp.	37,648	1.49%

Engines & Turbines
1,800	Stewart & Stevenson Services Inc.	38,034	1.51%

Fabricated Rubber Products
500	Carlisle Companies, Inc.	34,575
1,400	West Pharmaceutical Services, Inc.	35,042
		69,617	2.76%

Fire, Marine & Casualty Insurance
1,600	21st Century Insurance Group	25,888
1,000	HCC Insurance Holdings, Inc.	29,680
		55,568	2.20%

Food & Kindred Products
1,750	Flowers Foods, Inc.	48,230	1.91%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
1,500	JAKKS Pacific Inc. *	31,410	1.25%

Heavy Construction
700	Jacobs Engineering Group, Inc. *	47,509	1.88%

Hospital & Medical Service Plans
700	Humana, Inc. *	38,031	1.51%

Insurance Agents & Brokers Service
4,100	BioScrip, Inc. *	30,914	1.23%

Magnetic & Optical Recording Media
900	Imation Corp.	41,463	1.64%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  5

Paradigm Select Fund

	Schedule of Investments (continued)
		December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Meat Packing Plants
1,200	Hormel Foods Corp.	39,216	1.56%

Miscellaneous Industrial & Commercial Machinery & Equipment
600	Curtiss-Wright Corp.	32,760	1.30%

Miscellaneous Electrical Machinery, Equipment, & Supplies
1,200	United Industrial Corp.	49,644	1.97%

Motor Vehicles Parts & Accessories
1,200	Clarcor, Inc.	35,652	1.41%

National Commercial Banks
700	Commerce Bancorp., Inc.	24,087	0.96%

Natural Gas Distribution
1,000	Atmos Energy Corp.	26,160	1.04%

Newspapers: Publishing or Publishing & Printing
2,300	Journal Communications, Inc.	32,085
400	Media General, Inc.	20,280
		52,365	2.08%

Office Furniture
700	HNI Corp.	38,451	1.53%

Petroleum Refining
200	Suncor Energy, Inc.	12,626
700	Tesoro Corp.	43,085
		55,711	2.21%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
400	Rogers Corp. *	15,672	0.62%

Plastics Products
800	Aptargroup, Inc.	41,760	1.66%

Prefabricated Metal Buildings & Components
1,100	NCI Building Systems, Inc. *	46,728	1.85%

Radiotelephone Communications
1,000	Telephone & Data Systems, Inc. Special	34,610	1.37%

Railroad Equipment
1,300	Westinghouse Air Brake Technologies Corp.	34,970	1.39%

Railroad, Line-Haul Operating
1,800	Kansas City Southern *	43,974	1.74%

Retail - Department Stores
800	Dillard's, Inc.	19,856	0.79%

Retail - Radio, TV & Consumer Electronics Stores
1,500	RadioShack Corp.	31,545	1.25%

Retail - Shoe Stores
1,800	Payless Shoesource, Inc. *	45,180	1.79%

Semiconductors & Related Devices
1,300	Cabot Microelectronics Corp. *	38,077
2,000	Memc Electronic Materials Inc. *	44,340
		82,417	3.27%

Services - Advertising Agencies
1,600	Catalina Marketing Corp.	40,560	1.61%

Services - Business Services
1,800	Moneygram International, Inc.	46,944
4,800	Premiere Global Services, Inc.*	39,024
		85,968	3.41%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  6

Paradigm Select Fund

	Schedule of Investments (continued)
	December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Computer Integrated Systems Design
2,700	Convergys Corp. *	42,795
1,000	Intergraph Corp. *	49,810
4,600	Tyler Technologies, Inc. *	40,388
		132,993	5.27%

Services - Computer Processing & Data Preparation
2,000	Sabre Holdings Corp.	48,220	1.91%

Services - Engineering Services
700	Washington Group International, Inc. *	37,079	1.47%

Services - Hospitals
300	Magellan Health Services, Inc. *	9,435	0.37%

Services - Management Consulting
1,300	Watson Wyatt & Company Holdings	36,270	1.44%

Services - Misc Health & Allied Services
800	Lincare Holdings Inc. *	33,528	1.33%

Services - Offices & Clinics of Doctors of Medicine
1,400	Amsurg Corp. *	32,004	1.27%

Services - Personal Services
2,100	Angelica Corp.	34,734	1.38%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,300	Church & Dwight Co., Inc.	42,939	1.70%

Special Industry Machinery
900	Varian Semiconductor Equipment Associates, Inc. *	39,537	1.57%

Steel Works, Blast Furnaces & Rolling Mills
1,200	Commercial Metals Co.	45,048	1.79%

Sugar & Confectionery Products
1,200	Tootsie Roll Industries, Inc.	34,716	1.38%

Telephone Communications
1,000	Century Tel, Inc.	33,160
800	Leap Wireless International, Inc. *	30,304
		63,464	2.51%

Wholesale - Electronic Parts & Equipment
1,500	Avnet, Inc. *	35,910	1.42%

Total for Common Stock (Cost $2,229,125)		$ 2,412,726	95.70%

Cash Equivalents
109,791	SEI Daily Income Treasury Government CL B 3.47% **	109,791	4.36%
	(Cost $109,791)

Total Investment Securities		2,522,517	100.06%
	(Cost $2,338,916)

Liabilities in Excess of Other Assets		(1,560)	-0.06%

Net Assets		$ 2,520,957	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Yield Rate shown

represents the rate at December 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  7

Paradigm Select Fund

Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment Securities at Market Value	$ 2,522,517
(Cost - $2,338,916)
Dividend Receivable	1,290
Interest Receivable	390
Total Assets	2,524,197
Liabilities:
Payable to Advisor	3,240
Total Liabilities	3,240
Net Assets	$ 2,520,957
Net Assets Consist of:
Paid In Capital	$ 2,351,764
Accumulated Realized Loss on Investments - Net	(14,408)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	183,601
Net Assets, for 112,874 Shares Outstanding	$ 2,520,957
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($2,520,957/112,874 shares)	$ 22.33

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$ 16,333
Interest	2,955
Total Investment Income	19,288
Expenses:
Investment Advisor Fees	25,470
Total Expenses	25,470

Net Investment Loss	(6,182)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	985
Net Change in Unrealized Appreciation on Investments	183,601
Net Realized and Unrealized Gain on Investments	184,586

Net Increase in Net Assets from Operations	$ 178,404

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  8

Paradigm Select Fund

Statement of Changes in Net Assets

	1/1/2005*
	to
	12/31/2005
From Operations:
Net Investment Loss	$ (6,182)
Net Realized Gains on Investments	985
Net Change in Net Unrealized Appreciation	183,601
Increase in Net Assets from Operations	178,404
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	(9,211)
Change in Net Assets from Distributions	(9,211)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,749,506
Shares Issued on Reinvestment of Dividends	9,211
Cost of Shares Redeemed	(406,953)
Net Increase from Shareholder Activity	2,351,764

Net Increase in Net Assets	2,520,957

Net Assets at Beginning of Period	0
Net Assets at End of Period	$ 2,520,957
Share Transactions:
Issued	131,401
Reinvested	410
Redeemed	(18,937)
Net Increase in Shares	112,874
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	112,874

Financial Highlights

Selected data for a share outstanding throughout the period:	1/1/2005*
	to
	12/31/2005

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Loss ***	(0.08)
Net Gains on Securities (realized and unrealized)	2.49
Total from Investment Operations	2.41

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	(0.08)
Total Distributions	(0.08)

Net Asset Value - End of Period	$ 22.33
Total Return ****	12.06%

Ratios/Supplemental Data
Net Assets - End of Period	$ 2,520,957

Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Loss to Average Net Assets	-0.36%	**

Portfolio Turnover Rate	68.56%

* Commencement of operations.

** Annualized.

*** Per share amount calculated using the average shares method.

**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 9

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

December 31, 2005

1.) ORGANIZATION

Paradigm Select Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), and commenced operations on January 1, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  At present the Fund is one of three series authorized by the Board of Trustees.  The Fund's investment objective is long-term capital appreciation.  The advisor to the Fund is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS & OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2005 Annual Report  10

Notes to the Financial Statements  - continued

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the fiscal year and period ended December 31, 2005, net investment loss of $6,182 was reclassed to accumulated undistributed net realized short-term gains.

3.) INVESTMENT ADVISORY AGREEMENT

At the beginning of the fiscal year, the Fund had an investment advisory agreement with Paradigm Capital Management, Inc. (the “Company”).  On December 16, 2005 Paradigm Funds Advisor LLC (“LLC”) assumed the obligations of the Company under the Management Agreement.  The Company and the LLC are controlled by the same shareholders.  Both the Company and the LLC are referred to as the “Advisor”.  Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Advisor receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  For the period ended December 31, 2005, the Advisor earned management fees totaling $25,470, of which $3,240 remained due to the Advisor at December 31, 2005.  The Advisor pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses as defined under generally accepted accounting principles.

The Trustees who are not interested persons of the Fund were paid $2,000 for each meeting attended for the year ended December 31, 2005 for the Trust, which includes three separate series.  Under the Management Agreement, the Advisor pays these fees.

4.) RELATED PARTY TRANSACTIONS

Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust.  These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Fund.

5.) CAPITAL SHARES

At December 31, 2005 an unlimited number of shares of beneficial interest were authorized.  Shares of 112,874 were issued and outstanding and paid in capital was $2,351,764 at December 31, 2005.

6.) INVESTMENTS

For the period ended December 31, 2005, purchases and sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated $3,292,416 and $1,064,276, respectively. There were no purchases or sales of U.S. Government obligations.

2005 Annual Report  11

Notes to the Financial Statements  - continued

For federal income tax purposes, the cost of investments owned at December 31, 2005 was $2,355,060.  The difference between book cost and tax cost consists of wash sales in the amount of $16,144.  At December 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

            (Depreciation)

  Net Appreciation (Depreciation)

               $265,144

                ($97,687)

                                $167,457

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At December 31, 2005, Candace King Weir CEO of the Advisor held, in aggregate, 31.12% of the Fund, and therefore may be deemed to control the Fund.

8.) DISTRIBUTION TO SHAREHOLDERS

There was a year end ordinary income distribution of $0.0819 per share paid on December 29, 2005.

The tax character of distributions paid during fiscal year 2005 were as follows:

                                                         2005

Net Investment Income                                          $        -0-

Short-term Capital Gain                                              9,211

Long-term Capital Gain                                                   -0-

                                                                          $    9,211

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed Ordinary

          Income / (Accumulated Losses)                           $     1,736

      Undistributed Long-term Capital

          Gain / (Accumulated Losses)                                           -

      Unrealized Appreciation / (Depreciation)                       167,457

                                                                       $ 169,193

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

2005 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

800 Westpoint Pkwy., Suite 1100

                                                                                                                        Westlake, OH 44145

(440) 835-8500

(440) 835-1093 fax

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Paradigm Select Fund

We have audited the accompanying statement of assets and liabilities of the Paradigm Select Fund  (one of the funds  constituting the Paradigm Funds) (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of December 31, 2005 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Paradigm Select Fund of the Paradigm Funds as of December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 28, 2006

2005 Annual Report  13

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by a “2”.

Interested Trustees and Officers

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Candace King Weir[2], (1944)	President and Trustee	Indefinite Term, Since 2002	Investment Manager of PCM Ventures International, LLC (November 2001-current) and PCM Ventures II, LLC (June 2003-current); Investment Manager and principal of PCM Ventures LLC (January 1997-current); Director and President of Paradigm Capital Management, Inc. (1993-current); Director and President of C.L. King & Associates, a registered broker dealer (1972-current); CEO, Portfolio Manager and Member of PCM Advisors LLC (December 2004-current). CEO and Member of Paradigm Funds Advisor LLC (July 2005-current).	3	None
David J. DeLuca, (1952)	Secretary and Chief Compliance Officer	Indefinite Term, Since 2004

Director, Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (March 2004 - current);Chief Financial Officer of PCM Advisors, LLC (December 2004-current); Chief Financial Officer of Paradigm Funds Advisor LLC (July 2005-current);  Senior Vice President and Chief Financial Officer of Troy Financial Corporation (December 2000 – January 2004).  Vice President and Chief Financial Officer of Catskill Financial Corporation (August 1996 – November 2000).

				NA	NA
Robert A. Benton, (1954)	Treasurer and Chief Financial Officer	Indefinite Term, Since 2002

Senior Vice President and Chief Financial Officer of C.L. King & Associates, a registered broker dealer (February 2001 - current); Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (February 2001 - March 2004).

				NA	NA

Independent Trustees

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Carl A. Florio, CPA[3], (1948)	Independent Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005-current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996-2005).	3	Director, Amer. Bio Medica; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub[4], (1931)	Independent Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	3	Director, Racemark Int’l; Director, TaylorMade Inc.; Director, DOT Foods, Inc.
Anthony J. Mashuta, (1956)	Independent Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	3	Director, Proctor’s Theatre

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained Paradigm Capital Management, Inc. to manage a portion of the foundation's assets.  Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

4 Lewis Golub is a limited partner in PCM Partners, LP II.  As of December 31, 2005 he owned 0.62% of the PCM Partners, LP II partnership, the value of which was $2.1 million.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Fund’s Trustees and may be obtained without charge  by calling 1-800-239-0732.

Board of Trustees

Carl A. Florio

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Advisor

Paradigm Funds Advisor LLC

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1524

This report is provided for the general information of the shareholders of the Paradigm Select Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Paradigm Opportunity Fund

ANNUAL REPORT

December 31, 2005

PARADIGM OPPORTUNITY FUND

ANNUAL REPORT

DECEMBER 31, 2005

The Paradigm Opportunity Fund (the "Fund") generated a return of 7.65% for 2005 compared to 4.71% for its small cap benchmark, the Russell 2000 Value Index.

2005 was marked by a relatively stable economic and geopolitical climate compared to the past several years.  Corporate profits continued their strong growth but earnings multiples contracted slightly leading to single digit returns for U.S. equities.  The S&P 500 posted a return of 4.91%, while the Russell 2000 returned 4.55%.  This marked the first time in six years that large cap stocks outperformed small caps.  The Russell 2000 Value Index outperformed Growth for the fifth time in six years but Growth gained momentum with strong outperformance in the second half of 2005.  From a sector perspective, Energy was the story in 2005 and a significant driver of market returns.  The Fund is focused on small cap value stocks and was underweight Energy.  Therefore, overall market conditions were relatively challenging for the Fund in its inaugural year.

The Fund will hold higher cash positions when opportunities are limited.  However, 2005 cash levels were unusually high for two reasons.  First, with small cap stocks trading near record highs on a price and valuation basis for most of 2005, identifying stocks that met our valuation criteria was difficult.  Second, the Fund changed portfolio managers effective September 1, 2005 and the portfolio transition resulted in higher cash balances.

Clearly, the high level of cash affected the Fund's performance, but the Fund was able to outperform its benchmark by 2.94%.  The Fund's outperformance was driven by both sector allocation decisions and stock selection.  Technology and Consumer Discretionary stock selection drove significant outperformance and resulted in both sectors being material contributors to return despite being the two weakest sectors in the benchmark.  The Fund also took advantage of the sell-off in the Energy and Materials sectors in the fall of 2005 to add several positions that were drivers of fourth quarter returns.

Despite significant increases in energy and commodity costs, globalization appears to have restrained inflation and contributed to the significant productivity improvements that have driven economic growth.  The Fed's measured interest rate hikes will likely be finished in the first half of 2006, thus eliminating a headwind.  Globalization, productivity gains, and stable interest rates should continue to provide a positive backdrop for U.S. equities in 2006.  However, earnings growth rates could decelerate given near peak profit margins and moderating economic growth after ten straight quarters of GDP growth over 3%.  In summary, barring any geopolitical shocks, the macro environment appears to remain positive but recent strong growth might not be sustainable and further multiple contraction is a risk.

The Fund's investment strategy will continue to focus on identifying undervalued securities with attractive fundamentals and catalysts that will result in capital appreciation.  The Fund will also apply its valuation and investment criteria at the sector level as part of its asset allocation strategy.

Sincerely,

Jason V. Ronovech, CFA

2005 Annual Report 1

Paradigm Opportunity Fund

PERFORMANCE INFORMATION

(Unaudited)

Total Return (%) for The Period Ended December 31, 2005

(Fund Inception January 1, 2005)

December 31, 2005 NAV $21.33

            Total Return(A)

Paradigm Opportunity Fund

                                            7.65%

Russell 2000 Value Index(B)

                                            4.71%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.  For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732.

2005 Annual Report 2

Paradigm Opportunity Fund

PARADIGM  OPPORTUNITY FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

Financial Services 11%
Utilities 1%
Technology 29%
Auto & Transportation 6%
Producer Durables 8%
Materials & Processing 8%
Other Energy 7%
Consumer Staples 2%
Consumer Discretionary 12%
Healthcare 16%

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Funds Advisor LLC, the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Annual Report  3

Availability of Quarterly Schedule of Investments

(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged a $8.00 annual maintenance fee.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on June 30, 2005 and held through December 31, 2005.

The first line of the table below provides information about the Fund’s actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  In order to do so, shareholders can compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

              Expenses Paid

                                             Beginning                   Ending

                        During the Period*

                                         Account Value           Account Value              June 30, 2005 to

                                         June 30, 2005         December 31, 2005        December 31, 2005

            Actual                                   $1,000.00                  $1,065.38                             $8.23

            Hypothetical                          $1,000.00                  $1,017.24                             $8.03
            (5% annual return
            before expenses)

*     Expenses are equal to the Fund’s annualized expense ratio of 1.58% for the period of

June 30, 2005 to December 31, 2005, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2005 Annual Report 4

Paradigm Opportunity Fund

		Schedule of Investments
		December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Air-Cond & Warm Air Heating Equipment
2,100	Engineered Support Systems Inc.	$ 87,444	2.66%

Asphalt Paving & Roofing Materials
3,000	Elk Corp.	100,980	3.07%

Biological Products, (No Diagnostic Substances)
4,800	Serologicals Corp. *	94,752	2.88%

Closed Ended Investment Company
3,400	MCG Capital Corp.	49,606	1.51%

Crude Petroleum & Natural Gas
1,300	Edge Petroleum Corp. *	32,383
900	Remington Oil and Gas Corp. *	32,850
600	Unit Corp. *	33,018
		98,251	2.99%

Drilling Oil & Gas Wells
4,300	Grey Wolf Inc. *	33,239	1.01%

Electric Services
1,500	Energy East Corp.	34,200	1.04%

Finance Services
4,700	Beverly Hills Bancorp Inc.	48,739	1.48%

Laboratory Analytical Instruments
4,700	PerkinElmer Inc.	110,732	3.37%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
1,600	Amcol International Corp.	32,832	1.00%

Miscellaneous Electrical Machinery, Equipment & Supplies
10,400	C & D Technologies Inc.	79,248	2.41%

Miscellaneous Food Preparation & Kindred Products
900	Green Mountain Coffee Roasters, Inc. *	36,540	1.11%

Mobile Homes
800	Cavco Industries Inc. *	30,624	0.93%

National Commercial Banks
1,400	First Midwest Bancorp Inc.	49,084	1.49%

Oil & Gas Field Machinery & Equipment
500	Hydril Co. *	31,300	0.95%

Perfumes, Cosmetics & Other Toilet Preparations
3,300	Parlux Fragrances, Inc. *	100,749	3.06%

Pharmaceutical Preparations
4,300	K V Pharmaceutical Co. *	88,580	2.69%

Radio & TV Broadcasting & Communications Equipment
3,100	Safenet, Inc. *	99,882
3,900	ViaSat Inc. *	104,247
		204,129	6.21%

Real Estate Investment Trusts
6,000	Highland Hospitality Corp.	66,300	2.02%

Retail - Apparel & Accessory Stores
3,900	Pacific Sunwear of California Inc. *	97,188	2.96%

Retail - Reatail Stores, NEC
4,000	Petsmart Inc.	102,640	3.12%

Rolling Drawing & Extruding of Nonferrous Metals
800	RTI International Metals Inc. *	30,360	0.92%

Services - Computer Programming Services
4,100	SSA Global Technologies, Inc. *	74,579	2.27%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  5

Paradigm Opportunity Fund

	Schedule of Investments (continued)
	December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Prepackaged Software
6,000	Bottomline Technologies Inc. *	$ 66,120
9,500	Epicor Software Corp. *	134,235
17,000	Parametric Technology Corp. *	103,700
		304,055	9.25%

State Commercial Banks
6,000	W Holdings Co. Inc.	49,380	1.50%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
500	Carpenter Technology Corp.	35,235	1.07%

Surgical & Medical Instruments & Apparatus
2,600	Orthofix International NV * **	103,714	3.15%

Trucking (No Local)
5,000	JB Hunt Transport Services Inc.	113,200	3.44%

Water Transportation
700	Tidewater Inc.	31,122	0.95%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,500	First Horizon Pharmaceutical Corp. *	112,125	3.41%

Total for Common Stock (Cost $2,314,630)		$ 2,430,927	73.92%

Cash Equivalents
918,805	SEI Daily Income Treasury Government CL B 3.47% ***	918,805	27.94%
	(Cost $918,805)

Total Investment Securities		3,349,732	101.86%
	(Cost $3,233,435)

Liabilities in Excess of Other Assets		(61,174)	-1.86%

Net Assets		$ 3,288,558	100.00%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

***Variable Rate Security; The Yield Rate shown represents

the rate at December 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  6

Paradigm Opportunity Fund

Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment Securities at Market Value	$ 3,349,732
(Cost - $3,233,435)
Receivable for Fund Shares Sold	5,000
Dividend Receivable	1,476
Interest Receivable	3,432
Total Assets	3,359,640
Liabilities:
Payable to Advisor	4,197
Payable for Securities Purchased	66,885
Total Liabilities	71,082
Net Assets	$ 3,288,558
Net Assets Consist of:
Paid In Capital	$ 3,172,175
Accumulated Net Investment Income	71
Accumulated Realized Gain on Investments - Net	15
Unrealized Appreciation in Value
of Investments Based on Cost - Net	116,297
Net Assets, for 154,199 Shares Outstanding	$ 3,288,558
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($3,288,558/154,199 shares)	$ 21.33

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$ 5,492
Interest	27,797
Total Investment Income	33,289
Expenses:
Investment Advisor Fees	35,200
Total Expenses	35,200
Less: Expenses Waived	(5,520)
Net Expenses	29,680

Net Investment Income	3,609

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	27,181
Net Change in Unrealized Appreciation on Investments	116,297
Net Realized and Unrealized Gain on Investments	143,478

Net Increase in Net Assets from Operations	$ 147,087

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  7

Paradigm Opportunity Fund

Statement of Changes in Net Assets

	1/1/2005*
	to
	12/31/2005
From Operations:
Net Investment Income	$ 3,609
Net Realized Gain on Investments	27,181
Net Change in Net Unrealized Appreciation	116,297
Increase in Net Assets from Operations	147,087
From Distributions to Shareholders:
Net Investment Income	(3,538)
Net Realized Gain from Security Transactions	(27,166)
Change in Net Assets from Distributions	(30,704)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,147,652
Shares Issued on Reinvestment of Dividends	30,704
Cost of Shares Redeemed	(6,181)
Net Increase from Shareholder Activity	3,172,175

Net Increase in Net Assets	3,288,558

Net Assets at Beginning of Period	0
Net Assets at End of Period (Including Accumulated Net Investment
Income of $71)	$ 3,288,558
Share Transactions:
Issued	153,082
Reinvested	1,435
Redeemed	(318)
Net Increase in Shares	154,199
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	154,199

Financial Highlights

Selected data for a share outstanding throughout the period:	1/1/2005*
	to
	12/31/2005

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Income ***	0.04
Net Gains on Securities (realized and unrealized)	1.49
Total from Investment Operations	1.53

Distributions (From Net Investment Income)	(0.02)
Distributions (From Capital Gains)	(0.18)
Total Distributions	(0.20)

Net Asset Value - End of Period	$ 21.33
Total Return ****	7.65%

Ratios/Supplemental Data
Net Assets - End of Period	$ 3,288,558

Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**
Ratio of Net Investment Loss to Average Net Assets	-0.11%	**
After Reimbursement
Ratio of Expenses to Average Net Assets *****	1.69%	**
Ratio of Net Investment Income to Average Net Assets *****	0.21%	**

Portfolio Turnover Rate	129.06%

* Commencement of operations.    ** Annualized.

*** Per share amount calculated using the average shares method.

**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***** Such percentages reflect an expense waiver of 0.50% by the Advisor from September 1, 2005 to December 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report 8

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

December 31, 2005

1.) ORGANIZATION

Paradigm Opportunity Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), and commenced operations on January 1, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present the Fund is one of three series authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The advisor to the Fund is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS & OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2005 Annual Report  9

Notes to the Financial Statements – continued

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

3.)  INVESTMENT ADVISORY AGREEMENT

At the beginning of the fiscal year, the Fund had an investment advisory agreement with Paradigm Capital Management, Inc. (the “Company”).  On December 16, 2005 Paradigm Funds Advisor LLC (“LLC”) assumed the obligations of the Company under the Management Agreement.  The Company and the LLC are controlled by the same shareholders.  Both the Company and the LLC are referred to as the “Advisor”.  Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Advisor receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  For the period ended December 31, 2005, the Advisor earned management fees totaling $35,200, before the waiver/reimbursement described below, of which $4,197 remained due to the Advisor at December 31, 2005.  The Advisor pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses as defined under generally accepted accounting principles.  As of September 1, 2005, the Advisor has agreed to waive management fees and/or reimburse the Fund to the extent necessary to maintain total waived operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of its daily net assets through August 31, 2006.  A total of $5,520 was waived for the period ended December 31, 2005.

The Trustees who are not interested persons of the Fund were paid $2,000 for each meeting attended for the year ended December 31, 2005 for the Trust, which includes three separate series.  Under the Management Agreement, the Advisor pays these fees.

4.) RELATED PARTY TRANSACTIONS

Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust.  These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Fund.

5.) CAPITAL SHARES

At December 31, 2005 an unlimited number of shares of beneficial interest were authorized.  Shares of 154,199  were issued and outstanding and paid in capital was $3,172,175 as of December 31, 2005.

6.) INVESTMENTS

For the period ended December 31, 2005, purchases and sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated $3,358,565 and $1,071,115, respectively. There were no purchases or sales of U.S. Government obligations.

2005 Annual Report  10

Notes to the Financial Statements – continued

For federal income tax purposes, the cost of investments owned at December 31, 2005 was $3,233,435.  At December 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

  $153,688

    ($37,391)

                              $116,297

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At December 31, 2005, Candace King Weir CEO of the Advisor held, in aggregate, 95.94% of the Fund, and therefore may be deemed to control the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There was a year end ordinary income distribution of $0.0232 per share and a short term capital gain distribution of $0.1781 paid on December 29, 2005.

The tax character of distributions paid during fiscal year 2005 were as follows:

                                                         2005

Ordinary Income                                                  $    3,538

Short-term Capital Gain                                            27,166

Long-term Capital Gain                                                   -0-

                                                                           $ 30,704

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary

                 Income / (Accumulated Losses)                      $         86

Undistributed Long-term Capital

                 Gain / (Accumulated Losses)                                      -

Unrealized Appreciation / (Depreciation)                   116,297

                                                                         $ 116,383

2005 Annual Report  11

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2005 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

800 Westpoint Pkwy., Suite 1100

                                                                                                                        Westlake, OH 44145

(440) 835-8500

(440) 835-1093 fax

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Paradigm Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the Paradigm Opportunity Fund (one of the funds constituting the Paradigm Funds) (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statements of operations,  and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of December 31, 2005 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Paradigm Opportunity Fund of the Paradigm Funds as of December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 28, 2006

2005 Annual Report  13

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by a “2”.

Interested Trustees and Officers

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Candace King Weir[2], (1944)	President and Trustee	Indefinite Term, Since 2002	Investment Manager of PCM Ventures International, LLC (November 2001-current) and PCM Ventures II, LLC (June 2003-current); Investment Manager and principal of PCM Ventures LLC (January 1997-current); Director and President of Paradigm Capital Management, Inc. (1993-current); Director and President of C.L. King & Associates, a registered broker dealer (1972-current); CEO, Portfolio Manager and Member of PCM Advisors LLC (December 2004-current). CEO and Member of Paradigm Funds Advisor LLC (July 2005-current).	3	None
David J. DeLuca, (1952)	Secretary and Chief Compliance Officer	Indefinite Term, Since 2004

Director, Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (March 2004 - current);Chief Financial Officer of PCM Advisors, LLC (December 2004-current); Chief Financial Officer of Paradigm Funds Advisor LLC (July 2005-current);  Senior Vice President and Chief Financial Officer of Troy Financial Corporation (December 2000 – January 2004).  Vice President and Chief Financial Officer of Catskill Financial Corporation (August 1996 – November 2000).

				NA	NA
Robert A. Benton, (1954)	Treasurer and Chief Financial Officer	Indefinite Term, Since 2002

Senior Vice President and Chief Financial Officer of C.L. King & Associates, a registered broker dealer (February 2001 - current); Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (February 2001 - March 2004).

				NA	NA

Independent Trustees

Name, Address[1], and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Carl A. Florio, CPA[3], (1948)	Independent Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005-current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996-2005).	3	Director, Amer. Bio Medica; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub[4], (1931)	Independent Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	3	Director, Racemark Int’l; Director, TaylorMade Inc.; Director, DOT Foods, Inc.
Anthony J. Mashuta, (1956)	Independent Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	3	Director, Proctor’s Theatre

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained Paradigm Capital Management, Inc. to manage a portion of the foundation's assets.  Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

4 Lewis Golub is a limited partner in PCM Partners, LP II.  As of December 31, 2005 he owned 0.62% of the PCM Partners, LP II partnership, the value of which was $2.1 million.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Fund’s Trustees and may be obtained without charge by calling 1-800-239-0732.

Board of Trustees

Carl A. Florio

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Advisor

Paradigm Funds Advisor LLC

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1524

This report is provided for the general information of the shareholders of the Paradigm Opportunity Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/05	FYE 12/31/04
Audit Fees	$22,500	$11,720
Audit-Related Fees	$675	$0
Tax Fees	$6,050	$990
All Other Fees	$2,360	$985

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/05	FYE 12/31/04
Registrant	$8,420	$1,975
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By : /s/ Candace King Weir

Candace King Weir

President

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

Candace King Weir

President

Date: March 10, 2006

By : /s/ Robert A. Benton

Robert A. Benton

Chief Financial Officer

Date: March 10, 2006